Equity-accounted investees	12 Months Ended
Dec. 31, 2023
Equity-accounted investees
Equity-accounted investees

Note 16. Equity-accounted investees

16.1 NSoft Group

Prior to April 28 2022, the Company held 40% of the shares of NSoft (consisting of NSoft, STARK Solutions d.o.o. and N-Soft Solutions d.o.o.). On April 29, 2022, the Company acquired an additional 30% of the shares in NSoft, increasing its ownership to 70%. Following this transaction, the members of NSoft became consolidated subsidiaries of the Company (refer to Note 3). During the year ended December 31, 2022, the Company recognized a share of loss of equity-accounted investee of €0.1 million in its consolidated statement of profit and loss and other comprehensive income.

16.2 Bayes Esports

In the fourth quarter of 2018, Bayes Esports Solutions GmbH (“Bayes Esports”), Berlin, Germany, was founded by Dojo Madness GmbH, Berlin, and Sportradar. Started in 2019, Bayes Esports focuses on e-sports data services. This investment is classified as an associate and as of December 31, 2019, the Company holds a 45% equity ownership with voting rights.

In 2020, the Company’s equity interest in Bayes Esports was diluted by 2.4%, as a result of an additional equity contribution of €1.3 million by Dojo Madness. As of December 31, 2020, the Company held a 42.6% equity ownership in Bayes Esports. No changes in ownership occurred during 2021, 2022, or 2023.

Since 2021, the Company ceased to recognize its share of investee’s losses once it has reduced its investment to zero.

16.3 SportTech AG

In December 2021, SportTech AG (“SportTech), a Swiss holding company, was founded by Ringier AG (“Ringier”), Sports Digital Ventures Ltd and Sportradar to pursue sport betting and related activities in emerging markets in Africa. On August 4, 2022, Ringier, Sportradar and two minority shareholders completed a transaction pursuant to which (i) Ringier contributed all the shares in Pulse Africa Holding AG (“Pulse”), (ii) Sportradar contributed all shares in BetTech based on an enterprise value of €10.0 million, as well as certain cash payments totalling €27.9 million, and (iii) the minority shareholders contributed cash into SportTech. In order for Sportradar to contribute BetTech to SportTech, immediately prior to the contribution, Sportradar acquired 100% of the shares in BetTech from Carsten Koerl, the Company’s Chief Executive Officer, and minority shareholders (see Note 3). Sportradar’s acquisition of BetTech was an acquisition under common control and a related party transaction (see Note 28). The Company’s acquisition of BetTech and subsequent contribution to SportTech, and Ringier’s contribution of Pulse to SportTech were simultaneously completed on August 4, 2022. The Company recorded a €3.0 million gain upon contribution of BetTech as part of additional paid-in capital for the year ended December 31, 2022.

The Company’s investment in SportTech was classified as an investment in associate. As of December 31, 2022, the Company held a 49% equity ownership with voting rights in SportTech and Ringier and the minority shareholders held the remaining 51% ownership of SportTech.

The following table summarizes the financial information of SportTech as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies. The table also reconciles the summarized financial information to the carrying amount of the Company’s interest in SportTech. The information in the table represents the period from August 4, 2022 to December 31, 2022 because August 4, 2022 is the date on which Sportradar and Ringer completed their respective contributions to SportTech.

	As of December 31,	As of August 4,
in €‘000	2022	2022
Current assets, including cash and cash equivalents	13,314	17,247
Non-current assets	1,970	1,925
Brand name	11,945	12,649
Technology	7,760	8,591
Goodwill	40,379	41,323
Liabilities	(3,351)	(1,363)
Deferred tax liabilities	(2,858)	(3,080)
Net assets (100%)	69,159	77,292
Sportradar’s share net assets (49%)	33,888	37,873
Carrying amount of investment in associate	33,888	37,873
Revenue (100%)	1,514
Loss from operations (100%)	(8,133)
Sportradar’s share of loss from operations (49%)	(3,985)

On May 31, 2023, the Company sold its 49% interest in SportTech to the majority shareholder, Ringier. The following table summarizes the Company’s carrying amount of its interest in SportTech as included in its own financial statements, adjusted for fair value adjustments at acquisition and differences in accounting policies for the period from January 1, 2023 to May 31, 2023.

Year Ended
in €‘000	December 31,
Carrying amount of investment in associate as of January 1, 2023	33,888
Revenue (100%)	1,215
Loss from operations (100%)	(7,549)
Sportradar’s share of loss from operations (49%)	(3,699)
Carrying amount of investment in associate as of May 31, 2023	30,189

Upon disposing of its investment in SportTech, the Company received a cash payment of €15.2 million from Ringier which is included as proceeds from disposal of equity-accounted investee in investing activities in the consolidated statement of cash flows for the year ended December 31, 2023. Additionally, BetTech became a wholly-owned subsidiary of the Company as a result of the disposal of the investment in SportTech. The disposal of the Company’s investment in SportTech and distributions from Ringier are related party transactions (refer to Note 28). The difference between the carrying amount of the investment on May 31, 2023 and the fair value of proceeds received resulted in a loss on disposal of equity-accounted investee in the amount of €13.6 million, recognized in the statement of profit or loss and other comprehensive income for the year ended December 31, 2023.

As part of the disposal of the investment, the Board of Directors simultaneously approved a plan to sell BetTech. BetTech was classified as disposal group held for sale until the date it was sold. The loss from discontinued operations of €0.8 million recognized in the consolidated statement of profit or loss and other comprehensive income for the year ended December 31, 2023 relates to the results of BetTech during the time BetTech was a subsidiary of the Company. BetTech was sold to a third party on November 30, 2023 and is no longer a subsidiary of the Company as of December 31, 2023 (refer to Note 29).

16.4 Impairment

The Company reviews the carrying amount of its investments in equity-accounted investees for impairment whenever events or changes in circumstances indicate the carrying amount may not be recoverable. For the years ended December 31, 2023, 2022 and 2021, the Company did not identify any impairment triggers or impairment reversals for Bayes, NSoft or SportTech during the periods these investments were accounted for under the equity-method of accounting.